LOANS PAYABLE - STOCKHOLDER (Details Narrative) - USD ($)			2 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended
	Sep. 30, 2015	Apr. 30, 2015	Aug. 31, 2016	Nov. 30, 2016	May 31, 2016	Nov. 30, 2016	Nov. 30, 2015
Debt Instrument [Line Items]
Proceed from note						$ (10,000)	$ (10,000)
Shares issued for debt				157,480
Loan Payable - Stockholder #1 [Member]
Debt Instrument [Line Items]
Date of Transaction					Feb. 28, 2014
Maturity date of loan					Feb. 28, 2015
Proceed from note					$ 10,000
Interest rate					5.00%
Accrued and unpaid interest					$ 817
Shares issued for debt					43,266
Share price					$ 0.25
Loan Payable - Stockholder #2 [Member]
Debt Instrument [Line Items]
Date of Transaction					Feb. 28, 2015
Maturity date of loan					May 20, 2015
Proceed from note					$ 20,000
Payment on loans	$ 10,000	$ 10,000
Interest paid on loan	$ 1,284
Interest rate					36.00%
Accrued and unpaid interest					$ 384
Loan Payable - Stockholder #3 [Member]
Debt Instrument [Line Items]
Date of Transaction			Apr. 01, 2016		Apr. 01, 2016
Maturity date of loan			Jul. 01, 2016		Jul. 01, 2016
Proceed from note			$ 10,000		$ 10,000
Interest paid on loan			$ 661
Interest rate					18.00%
Accrued and unpaid interest					$ 207